Income Taxes - Reconciliation - before adoption of ASU 2023-09 (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of reported income tax expense to the theoretical tax amount
Income before income taxes and equity in earnings of an equity investee	$ 13,653	$ 495,592
Tax calculated at the statutory tax rate of the Company	2,253	81,773
Different tax rates applicable in different jurisdictions		2,115
Tax valuation allowances		7,783
Preferential tax rate difference		(865)
Preferential tax deduction and credits		(8,348)
Different tax rate applicable to gain from divestment of an equity investee		(17,647)
Expenses not deductible for tax purposes		5,146
Utilization of previously unrecognized tax losses		(65)
Withholding tax on undistributed earnings of a PRC entity		(66)
Income not subject to tax		(5,027)
Temporary difference		(1,762)
Others		125
Income tax expense	$ 1,209	$ 63,162